Schedule of Change in Fair Value of Level 3 Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Transfers In		[1],[2]
Transfers Out		[1],[2]
Proceeds from sales		[1]
Level3A | CMBS Conduit
Balance, Beginning	816,283		840,227
Transfers In	6,056	[3]	41,158	[3]
Transfers Out	(28,467)	[3]	(88,464)	[3]
CDO V Deconsolidation			(59,970)
CDO X Deconsolidation	(634,036)
Included in net income (C)	1,190	[4],[5]	42,597	[4],[5]
Included in other comprehensive income (loss)	32,373	[4]	(106,500)	[4]
Amortization included in interest income	24,845		23,878
Purchases	71,968		313,857
Proceeds from sales	(24,551)		(139,387)
Proceeds from repayments	(40,086)		(51,113)
Balance, Ending	225,575		816,283
Level3A | CMBS Other
Balance, Beginning	132,435		331,904
Transfers In	21,823	[3]	25,000	[3]
Transfers Out	(14,105)	[3]	(24,826)	[3]
CDO V Deconsolidation			(55,838)
CDO X Deconsolidation	(40,172)
Included in net income (C)		[4],[5]	579	[4],[5]
Included in other comprehensive income (loss)	11,490	[4]	38,583	[4]
Amortization included in interest income	1,410		5,883
Purchases			27,262
Proceeds from sales			(54,885)
Proceeds from repayments	(8,430)		(161,227)
Balance, Ending	104,451		132,435
Level3A | ABS Subprime
Balance, Beginning	66,141		83,582
Transfers In	28,048	[3]	19,950	[3]
Transfers Out	(11,057)	[3]	(15,031)	[3]
CDO V Deconsolidation			(5,107)
CDO X Deconsolidation	(70,607)
Included in net income (C)	(8)	[4],[5]	(23)	[4],[5]
Included in other comprehensive income (loss)	26,159	[4]	(9,158)	[4]
Amortization included in interest income	10,805		5,210
Purchases	315,475		29,359
Proceeds from sales			(6,573)
Proceeds from repayments	(34,935)		(36,068)
Balance, Ending	330,021		66,141
Level3A | ABS Other
Balance, Beginning	31,188		36,193
Transfers In		[3]	718	[3]
Transfers Out	(5)	[3]	(7,548)	[3]
CDO V Deconsolidation
CDO X Deconsolidation	(25,883)
Included in net income (C)		[4],[5]	(113)	[4],[5]
Included in other comprehensive income (loss)	(629)	[4]	(716)	[4]
Amortization included in interest income	(11)		338
Purchases			7,548
Proceeds from sales
Proceeds from repayments	(3,862)		(5,232)
Balance, Ending	798		31,188
Level3A | Equity/Other Securities
Balance, Beginning	52,047
Transfers In			2,641	[3]
Transfers Out		[3]	(2,475)	[3]
CDO V Deconsolidation
CDO X Deconsolidation
Included in net income (C)		[4],[5]		[4],[5]
Included in other comprehensive income (loss)	12,823	[4]	(11,461)	[4]
Amortization included in interest income	5,211		3,376
Purchases			69,308
Proceeds from sales
Proceeds from repayments	(5,054)		(9,342)
Balance, Ending	65,027		52,047
Level3A | Total Investments
Balance, Beginning	1,098,094		1,291,906
Transfers In	55,927	[3]	89,467	[3]
Transfers Out	(53,634)	[3]	(138,344)	[3]
CDO V Deconsolidation			(120,915)
CDO X Deconsolidation	(770,698)
Included in net income (C)	1,182	[4],[5]	43,040	[4],[5]
Included in other comprehensive income (loss)	82,216	[4]	(89,252)	[4]
Amortization included in interest income	42,260		38,685
Purchases	387,443		447,334
Proceeds from sales	(24,551)		(200,845)
Proceeds from repayments	(92,367)		(262,982)
Balance, Ending	725,872		1,098,094
Level3B | CMBS Conduit
Balance, Beginning	140,622		107,457
Transfers In	28,467	[3]	88,464	[3]
Transfers Out	(6,056)	[3]	(41,158)	[3]
CDO V Deconsolidation			(32,289)
CDO X Deconsolidation	(133,624)
Included in net income (C)	(6,137)	[4],[5]	7,972	[4],[5]
Included in other comprehensive income (loss)	(9,836)	[4]	32,374	[4]
Amortization included in interest income	8,693		17,055
Purchases	44,119		13,634
Proceeds from sales	(18,708)		(27,400)
Proceeds from repayments	(18,346)		(25,487)
Balance, Ending	29,194		140,622
Level3B | CMBS Other
Balance, Beginning	39,478		21,146
Transfers In	14,105	[3]	24,826	[3]
Transfers Out	(21,823)	[3]	(25,000)	[3]
CDO V Deconsolidation			(1,908)
CDO X Deconsolidation
Included in net income (C)	(396)	[4],[5]	722	[4],[5]
Included in other comprehensive income (loss)	1,025	[4]	1,743	[4]
Amortization included in interest income	367		163
Purchases			25,000
Proceeds from sales			(721)
Proceeds from repayments	(15,585)		(6,493)
Balance, Ending	17,171		39,478
Level3B | ABS Subprime
Balance, Beginning	62,481		94,424
Transfers In	11,057	[3]	15,031	[3]
Transfers Out	(28,048)	[3]	(19,950)	[3]
CDO V Deconsolidation			(14,568)
CDO X Deconsolidation	(16,097)
Included in net income (C)	836	[4],[5]	(1,332)	[4],[5]
Included in other comprehensive income (loss)	2,414	[4]	3,766	[4]
Amortization included in interest income	6,886		8,796
Purchases			25
Proceeds from sales	(3,295)		(8,624)
Proceeds from repayments	(10,280)		(15,087)
Balance, Ending	25,954		62,481
Level3B | ABS Other
Balance, Beginning	6,919		8,985
Transfers In	5	[3]	7,548	[3]
Transfers Out		[3]	(718)	[3]
CDO V Deconsolidation			(3,833)
CDO X Deconsolidation	(291)
Included in net income (C)	(4,092)	[4],[5]	(287)	[4],[5]
Included in other comprehensive income (loss)	2,368	[4]	(3,200)	[4]
Amortization included in interest income	299		911
Purchases
Proceeds from sales	(3,743)		(348)
Proceeds from repayments	(788)		(2,139)
Balance, Ending	677		6,919
Level3B | Equity/Other Securities
Balance, Beginning	3,939		4,282
Transfers In			2,475	[3]
Transfers Out		[3]	(2,641)	[3]
CDO V Deconsolidation
CDO X Deconsolidation
Included in net income (C)		[4],[5]	2,273	[4],[5]
Included in other comprehensive income (loss)	2,302	[4]	(3,346)	[4]
Amortization included in interest income	446		617
Purchases			10,192
Proceeds from sales			(3,884)
Proceeds from repayments	(689)		(6,029)
Balance, Ending	5,998		3,939
Level3B | Total Investments
Balance, Beginning	253,439		236,294
Transfers In	53,634	[3]	138,344	[3]
Transfers Out	(55,927)	[3]	(89,467)	[3]
CDO V Deconsolidation			(52,598)
CDO X Deconsolidation	(150,012)
Included in net income (C)	(9,789)	[4],[5]	9,348	[4],[5]
Included in other comprehensive income (loss)	(1,727)	[4]	31,337	[4]
Amortization included in interest income	16,691		27,542
Purchases	44,119		48,851
Proceeds from sales	(25,746)		(40,977)
Proceeds from repayments	(45,688)		(55,235)
Balance, Ending	$ 78,994		$ 253,439

[1]	(A) Includes the recapture agreement for each respective pool.
[2]	(B) Transfers are assumed to occur at the beginning of the quarter.
[3]	(A) Transfers are assumed to occur at the beginning of the quarter. CDO V was deconsolidated on June 17, 2011 and CDO X was deconsolidated on September 12, 2012.
[4]	(B) None of the gains (losses) recorded in earnings during the periods is attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates.
[5]	(C) These gains (losses) are recorded in the following line items in the consolidated statements of income (See table Schedule of Gains Losses on Fair Value of RE Securities).